UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2012

                    DATE OF REPORTING PERIOD: MARCH 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                MARCH 31, 2012
                                                                (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SMALL BUSINESS ADMINISTRATION (SBA) -- 39.4%
--------------------------------------------------------------------------------

DESCRIPTION                                         FACE AMOUNT        VALUE
-------------------------------------------------   -----------     -----------
SBA
     7.125%, 06/25/24                               $   50,726      $    57,205
     7.100%, 02/01/17                                    9,427           10,402
     5.250%, 06/25/14 (A)                                1,613            1,660
     4.265%, 05/25/14 (A)                               71,344           71,603
     3.875%, 02/25/25 (A)                               30,200           33,021
     3.625%, 10/25/24 (A)                               13,001           14,059
     3.625%, 10/25/25 (A)                               24,845           26,703
     3.375%, 09/25/25 (A)                               25,051           26,194
     3.125%, 07/25/21 (A)                                3,776            3,895
     3.125%, 06/25/25 (A)                               12,494           13,286
     2.575%, 11/25/14 (A)                              245,842          249,423
     2.000%, 06/25/31 (A)                            1,020,313        1,073,037
     1.750%, 03/25/31 (A)                            1,015,645        1,060,651
     1.625%, 04/25/16 (A)                                7,787            7,755
     1.625%, 10/25/18 (A)                               69,388           69,540
     1.400%, 09/25/32 (A)                              794,270          821,371
     1.375%, 07/25/17 (A)                               25,042           25,319
     1.375%, 09/25/17 (A)                                3,810            3,853
     1.250%, 10/25/13 (A)                              288,655          288,743
     1.250%, 01/25/14 (A)                                  952              952
     1.250%, 03/25/17 (A)                                7,476            7,522
     1.250%, 11/25/17 (A)                              150,952          152,419
     1.250%, 12/25/17 (A)                              158,529          160,088
     1.250%, 02/25/18 (A)                              438,989          444,314
     1.250%, 04/25/18 (A)                               96,414           97,404
     1.250%, 05/25/18 (A)                              100,802          101,848
     1.250%, 06/25/19 (A)                               59,475           60,107
     1.250%, 07/25/25 (A)                              864,257          871,505
     1.125%, 03/25/13 (A)                               12,697           12,687
     1.000%, 08/25/18 (A)                              250,071          251,524
     1.000%, 09/25/21 (A)                              340,986          343,660
     1.000%, 11/25/24 (A)                              306,116          309,373
     1.000%, 10/25/31 (A)                            1,364,411        1,389,259
     1.000%, 11/25/33 (A)                              366,714          373,905
     1.000%, 07/25/34 (A)                              436,459          445,116
     0.875%, 10/25/21 (A)                              136,410          137,307
     0.875%, 01/25/25 (A)                              158,375          159,522
     0.820%, 06/25/34 (A)                              824,831          831,944
     0.800%, 05/25/18 (A)                              927,701          930,026
     0.750%, 11/25/20 (A)                              442,515          443,751
     0.750%, 08/25/22 (A)                            2,028,909        2,035,828
     0.750%, 10/25/24 (A)                              975,528          979,309
     0.740%, 03/25/25 (A)                              369,399          370,763
     0.720%, 04/25/28 (A)                              595,783          597,895
     0.700%, 02/25/30 (A)                              381,528          382,703
     0.625%, 01/25/27 (A)                              674,046          674,408
     0.625%, 03/25/30 (A)                              332,976          333,100
     0.600%, 09/25/30 (A)                              604,817          604,463
     0.570%, 09/25/31 (A)                              545,341          544,319
     0.570%, 11/25/31 (A)                              517,691          516,705
                                                                     ----------
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
     (Cost $18,221,520)                                              18,421,446
                                                                     ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 34.0%
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (FHLB)
     4.770%, 09/20/12                                  796,542          810,459
     4.720%, 09/20/12                                  855,795          870,893
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
     5.250%, 05/15/17                                  402,289          419,370
     4.000%, 04/01/14                                   37,753           39,726
     4.000%, 05/01/14                                  364,280          376,866
     4.000%, 10/15/16                                    9,865            9,864

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                MARCH 31, 2012
                                                                (UNAUDITED)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 34.0% (CONTINUED)
--------------------------------------------------------------------------------

                                                      FACE
DESCRIPTION                                       AMOUNT/SHARES       VALUE
---------------------------------------------     -------------   -------------
     3.500%, 11/01/25                             $  1,107,692    $   1,159,070
     2.000%, 09/15/39                                  918,651          946,031
     1.500%, 09/15/22                                1,900,579        1,910,961
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
     5.500%, 12/25/14                                  593,263          610,090
     4.500%, 05/01/14                                  188,839          201,846
     4.500%, 09/25/20                                   48,943           49,146
     3.000%, 11/01/20                                  945,578          988,845
     2.500%, 07/25/24                                  949,138          968,187
     0.642%, 03/25/27 (A)                              940,331          928,386
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
     4.500%, 08/20/19                                  206,262          224,661
     4.000%, 12/15/18                                  171,311          186,240
     2.500%, 12/16/25                                1,766,600        1,825,769
     2.500%, 08/20/39                                  907,973          935,015
     1.625%, 11/20/23 (A)                              372,757          385,589
     1.625%, 11/20/27 (A)                              278,710          288,306
     1.625%, 11/20/29 (A)                              291,238          301,264
NATIONAL CREDIT UNION ADMINISTRATION (NCUA)
     1.840%, 10/07/20                                  550,491          556,898
     1.600%, 10/29/20                                  876,789          886,272
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS
    (Cost $15,691,287)                                               15,879,754
                                                                   ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.8%
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (FHLB)(B)
     3.000%, 08/26/15                                  300,000          297,112
     1.250%, 04/25/12                                  500,000          500,401
     1.000%, 05/16/12                                1,000,000        1,001,381
     1.000%, 12/06/12                                  500,000          498,679
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
     2.000%, 11/23/14 (B)                              600,000          599,922
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
     1.250%, 08/06/12 (B)                            1,000,000        1,001,824
     1.000%, 11/21/12 (B)                            2,000,000        2,001,248
     1.000%, 04/24/15                                  750,000          753,452
     0.850%, 05/18/12 (B)                              735,000          735,286
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $7,393,682)                                                   7,389,305
                                                                   ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.2%
--------------------------------------------------------------------------------

U.S. TREASURY NOTE
     1.000%, 03/31/17                                  250,000          249,473
     0.875%, 02/28/17                                  300,000          297,890
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $547,306)                                                       547,363
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 9.5%
--------------------------------------------------------------------------------

SEI Daily Income Trust Government Fund, Cl A,
  0.020% (C) (Cost $4,420,466)                       4,420,466        4,420,466
                                                                   ------------
TOTAL INVESTMENTS-- 99.9%
  (Cost $46,274,261)+                                              $ 46,658,334
                                                                   ============

THE ADVISORS' INNER CIRCLE FUND USFS FUNDS                      LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                MARCH 31, 2012
                                                                (UNAUDITED)

Percentages are based on Net Assets of $46,729,563.

+ At March 31, 2012, the tax basis cost of the Fund's investments was $46,274,261 and the unrealized appreciation and depreciation were $396,953 and ($12,880), respectively.
(A) Variable rate security - Rate disclosed is the rate in effect on March 31, 2012.
(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.
(C)  The rate reported is the 7-day effective yield as of March 31, 2012.

CL -- CLASS

The summary of inputs used as of March 31, 2012, in valuing the Fund's investments carried at fair value is as follows:

INVESTMENTS IN SECURITIES                 LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
                                        -----------    ------------    --------      ------------
Small Business Administration (SBA)     $        --    $ 18,421,446    $     --      $ 18,421,446
U.S. Government Agency Mortgage-
  Backed Obligations                             --      15,879,754          --        15,879,754
U.S. Government Agency Obligations               --       7,389,305          --         7,389,305
U.S. Treasury Obligations                        --         547,363          --           547,363
Short-Term Investment                     4,420,466              --          --         4,420,466
                                        -----------    ------------    --------      ------------
Total Investments in Securities         $ 4,420,466    $ 42,237,868    $     --      $ 46,658,334
                                        ===========    ============    ========      ============

For the period ending March 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2012, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


USF-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 MARCH 31, 2012
                                                                 (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 53.8%
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES        VALUE
----------------------------------------------------    ------     ------------
FINANCIAL SELECT SPDR                                   47,864     $    755,294
ISHARES J.P. MORGAN EMERGING MARKETS BOND FUND             800           90,168
MARKET VECTORS GOLD MINERS                               1,840           91,209
POWERSHARES DB US DOLLAR                                11,500          251,965
RYDEXK S&P MIDCAP 400 PURE GROWTH                       13,800        1,237,032
SPDR S&P DIVIDEND                                        8,270          468,413
SPDR S&P EMERGING MARKETS DIVIDEND                      14,130          718,510
SPDR TRUST SERIES 1                                     34,028        4,788,420
TECHNOLOGY SELECT SECTOR SPDR                            4,795          144,569
THE ENERGY SELECT SECTOR SPDR                           10,449          749,507
ULTRA PRO S&P 500 PROSHARES                              2,700          229,176
ULTRA RUSSELL2000 PROSHARES                             10,000          437,600
ULTRA SHORT LEHMAN 20+ YEAR PROSHARES                    7,500          153,375
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $9,622,523)                                                  10,115,238
                                                                   ------------

--------------------------------------------------------------------------------
COMMON STOCK -- 45.0%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.8%
HARTE-HANKS                                             49,900          451,595
LEGGETT & PLATT                                         21,400          492,414
STAPLES                                                 32,300          522,614
                                                                   ------------
                                                                      1,466,623
                                                                   ------------

CONSUMER STAPLES -- 10.5%
ALTRIA GROUP                                             9,560          295,117
COCA-COLA                                                8,700          643,887
KIMBERLY-CLARK                                           7,600          561,564
REYNOLDS AMERICAN                                       11,550          478,632
                                                                   ------------
                                                                      1,979,200
                                                                   ------------
ENERGY -- 1.8%
ENERGY TRANSFER PARTNERS                                 7,280          341,505
                                                                   ------------

FINANCIALS -- 4.2%
HCP                                                      9,980          393,811
HEALTH CARE REIT                                         7,215          396,536
                                                                   ------------
                                                                        790,347
                                                                   ------------
INDUSTRIALS -- 8.4%
3M                                                       5,900          526,339
EMERSON ELECTRIC                                         9,700          506,146
GENERAL DYNAMICS                                         7,400          543,012
                                                                   ------------
                                                                      1,575,497
                                                                   ------------
INFORMATION TECHNOLOGY -- 9.5%
AUTOMATIC DATA PROCESSING                               11,000          607,090
MICROSOFT                                               18,500          596,625
MOLEX                                                   24,800          581,560
                                                                   ------------
                                                                      1,785,275
                                                                   ------------
TELECOMMUNICATION SERVICES -- 2.8%
FRONTIER COMMUNICATIONS                                 41,920          174,807
WINDSTREAM                                              29,300          343,103
                                                                   ------------
                                                                        517,910
                                                                   ------------
TOTAL COMMON STOCK
(Cost $7,236,809)                                                     8,456,357
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 MARCH 31, 2012
                                                                 (UNAUDITED)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.0%
--------------------------------------------------------------------------------

DESCRIPTION                                             SHARES        VALUE
----------------------------------------------------    ------     ------------
SEI Daily Income Trust Government Fund, Cl A,
   0.020% (A) (Cost $191,058)                          191,058     $    191,058
                                                                   ------------
TOTAL INVESTMENTS-- 99.8%
  (Cost $17,050,390)+                                              $ 18,762,653
                                                                   ============
--------------------------------------------------------------------------------
WRITTEN OPTIONS (B) -- 0.0%
--------------------------------------------------------------------------------
                                                      CONTRACTS        VALUE
                                                      ---------     ------------
SPDR S&P 500 ETF CALL OPTION, EXPIRES 04/21/12,
  STRIKE PRICE $141.00                                    (100)      $     (100)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 04/21/12,
  STRIKE PRICE $142.00                                     (25)             (25)
SPDR S&P 500 ETF CALL OPTION, EXPIRES 04/21/12,
  STRIKE PRICE $143.00                                     (25)          (1,775)
                                                                   ------------
TOTAL WRITTEN OPTIONS
  (Premiums received $5,950)                                       $     (1,900)
                                                                   ============
Percentages are based on Net Assets of $18,798,651.

+ At March 31, 2012, the tax basis cost of the Fund's investments was $17,050,390 and the unrealized appreciation and depreciation were $1,986,002 and ($273,739), respectively.
(A) The rate reported is the 7-day  effective yield as of March 31, 2012.
(B) Non-income producing security.

CL -- CLASS
ETF -- EXCHANGE TRADED FUND
REIT -- REAL ESTATE INVESTMENT TRUST
S&P -- STANDARD & POOR'S
SPDR-- STANDARD & POOR'S DEPOSITARY RECEIPT

As of March 31, 2012, all of the Fund's investments were considered Level 1 securities; there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2012, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

USF-QH-001-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      The Advisors' Inner Circle Fund

By (Signature and Title)          /S/ MICHAEL BEATTIE
                                  ---------------------------------
                                  MICHAEL BEATTIE
                                  President
Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /S/ MICHAEL BEATTIE
                                  ---------------------------------
                                  MICHAEL BEATTIE
                                  President
Date:May 29, 2012

By (Signature and Title)          /S/ MICHAEL LAWSON
                                  ---------------------------------
                                  Michael Lawson
                                  Treasurer, Controller & CFO

Date: May 29, 2012